Available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2010
Available-for-sale securities
Schedule of available-for-sale securities

	December 31, 2010			December 31, 2009			December 31, 2008
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$12	$—	$12	$14	$—	$14	$14	$1	$15
Other U.S. and non-U.S. government bonds	76	1	77	65	—	65	15	(1)	14

Corporate bonds
Corporate bonds	481	30	511	455	20	475	343	(22)	321
Asset-backed securities	136	—	136	141	(7)	134	165	(27)	138

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	258	15	273	295	13	308	319	5	324
Residential mortgage-backed securities	43	(3)	40	61	(10)	51	79	(19)	60
Commercial mortgage-backed securities	164	4	168	175	(13)	162	176	(47)	129

Equity securities
Large capitalization value	100	22	122	76	13	89	126	(13)	113
Smaller company growth	23	8	31	19	5	24	20	(2)	18
Total	$1,293	$77	$1,370	$1,301	$21	$1,322	$1,257	$(125)	$1,132

Investments in an unrealized loss position that are not other-than-temporarily impaired:

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2010
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
Other U.S. and non-U.S. government bonds	$13	$—	$3	$—	$16	$—

Corporate bonds
Corporate bonds	29	—	1	—	30	—
Asset-backed securities	19	—	19	4	38	4

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	16	—	—	—	16	—
Residential mortgage-backed securities	2	—	25	4	27	4
Commercial mortgage-backed securities	3	—	14	1	17	1

Equity securities
Large capitalization value	14	1	12	2	26	3
Smaller company growth	3	—	1	—	4	—
Total	$99	$1	$75	$11	$174	$12

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2009
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
U.S. treasury bonds	$4	$—	$—	$—	$4	$—
Other U.S. and non-U.S. government bonds	14	—	2	—	16	—

Corporate bonds
Corporate bonds	25	—	10	1	35	1
Asset-backed securities	4	1	44	10	48	11

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	—	3	—	3	—
Residential mortgage-backed securities	—	—	49	10	49	10
Commercial mortgage-backed securities	24	—	73	14	97	14

Equity securities
Large capitalization value	2	—	23	3	25	3
Smaller company growth	1	—	2	—	3	—
Total	$74	$1	$206	$38	$280	$39

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2008
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
Other U.S. and non-U.S. government bonds	$—	$—	$8	$1	$8	$1

Corporate bonds
Corporate bonds	176	18	33	5	209	23
Asset-backed securities	101	16	30	11	131	27

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	7	—	19	1	26	1
Residential mortgage-backed securities	32	6	27	14	59	20
Commercial mortgage-backed securities	71	15	59	32	130	47

Equity securities
Large capitalization value	60	13	5	2	65	15
Smaller company growth	7	2	—	—	7	2
Total	$454	$70	$181	$66	$635	$136

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Fair value of the available-for-sale debt securities, by contractual maturity

(Millions of dollars)	Fair Value
Due in one year or less	$75
Due after one year through five years	$428
Due after five years through ten years	$230
Due after ten years	$484